Notes on the Consolidated Statements of Operations and Comprehensive Loss - Cost of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Income Statement [Abstract]
Direct marketing expenses	€ 85,584	€ 59,888		€ 53,469
Credit card fees	4,211	2,187		1,549
Data center expenses	5,027	3,311		1,964
Mobile application processing fees	8,480	4,104		1,794
Total cost of revenue	€ 103,302	€ 69,490	[1]	€ 58,776	[1]

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.